Other Information - Commitments Colombia Telecomunicac and KKR (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 11, 2022	Jul. 16, 2021	Dec. 31, 2024
Alamo HoldCo S.L. (Onnet Fibra Colombia)
Commitments [Line Items]
Proportion of ownership interest (as a percent)			27.00%
Onnet Fibra Colombia S.A.S.
Commitments [Line Items]
Proportion of ownership interest (as a percent)			27.00%
Colombia Telecomunicaciones | KKR Alameda Aggregator L.P.
Commitments [Line Items]
Proceeds from sale of portfolio of data centers		$ 320
Expected additional consideration to be received		$ 100
Percentage of voting equity interests acquired	40.00%
Colombia Telecomunicaciones | KKR Alameda Aggregator L.P. | Alamo HoldCo S.L. (Onnet Fibra Colombia)
Commitments [Line Items]
Percentage of voting equity interests acquired	40.00%
KKR Alameda Aggregator L.P. | Alamo HoldCo S.L. (Onnet Fibra Colombia)
Commitments [Line Items]
Proportion of ownership interest (as a percent)	60.00%
Alamo HoldCo S.L. (Onnet Fibra Colombia) | Onnet Fibra Colombia S.A.S.
Commitments [Line Items]
Proportion of ownership interest (as a percent)	100.00%